Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	$ 101,794		$ 81,780	$ 69,493
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	38
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,153	[1]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	36,618	[2]
International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,554	[3]
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,091	[4]
Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	12,340
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	101,794
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	38
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	4,153	[1]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	36,618	[2]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	1,554	[3]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	47,091	[4]
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	12,340
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Observable Inputs (Level 2) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Observable Inputs (Level 2) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Observable Inputs (Level 2) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Observable Inputs (Level 2) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset
Significant Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[1]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[2]
Significant Unobservable Inputs (Level 3) [Member] | International Companies [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[3]
Significant Unobservable Inputs (Level 3) [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		[4]
Significant Unobservable Inputs (Level 3) [Member] | Other Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid diverse mutual funds representing a diverse offering of debt issuance.
[3]	This change represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[4]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.